Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 003 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Rate
EBP, Schedule of Asset Held for Investment [Line Items]
Plan Number	003
Entity Tax Identification Number	36-2669023
Current Value of Investment	$ 1,587,315
Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	1,102,886
Common Stock of Plan Sponsor and Subsidiary
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	24,348
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	451,942
Investment, Identifier: Array Digital Infrastructure, Inc. | Common Stock of Plan Sponsor and Subsidiary
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	10,586	[1],[2]
Investment, Identifier: Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	227,787	[2]
Investment, Identifier: Institutional 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	226,315	[2]
Investment, Identifier: Institutional Total International Stock Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	150,039	[2]
Investment, Identifier: Intermediate Government/Credit Bond Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	94,536	[1],[2]
Investment, Identifier: Participant Loans
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	$ 8,139	[1]
Investment, Identifier: Participant Loans | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate | Rate	4.25%
Investment, Identifier: Participant Loans | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate | Rate	9.50%
Investment, Identifier: Retirement Savings Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	$ 95,793	[2]
Investment, Identifier: Small Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	59,080	[2]
Investment, Identifier: Small Cap Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	68,628	[2]
Investment, Identifier: Target 2020 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	11,862	[2]
Investment, Identifier: Target 2025 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	33,623	[2]
Investment, Identifier: Target 2030 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	64,635	[2]
Investment, Identifier: Target 2035 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	83,615	[2]
Investment, Identifier: Target 2040 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	75,220	[2]
Investment, Identifier: Target 2045 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	88,822	[2]
Investment, Identifier: Target 2050 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	80,277	[2]
Investment, Identifier: Target 2055 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	47,991	[2]
Investment, Identifier: Target 2060 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	24,422	[2]
Investment, Identifier: Target 2065 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	8,404	[2]
Investment, Identifier: Target 2070 Retirement Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	2,616	[2]
Investment, Identifier: Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	11,368	[2]
Investment, Identifier: Target Retirement Income and Growth Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	3,348	[2]
Investment, Identifier: Telephone and Data Systems, Inc. | Common Stock of Plan Sponsor and Subsidiary
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	13,762	[1],[2]
Investment, Identifier: U.S. Government Select Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	110	[1],[2]
Investment, Identifier: Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of Investment	$ 96,337	[2]

[1]	* Represents a party-in-interest, as defined by ERISA.
[2]	** The cost of participant-directed investments is not required to be disclosed.